INVESTMENTS (offsetting) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 84	$ 71
Equity Contract [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	20	2
Gross amounts offset in the balance sheets	6	1
Net amounts presented in the balance sheets	14	1
Derivatives Subject to an ISDA Master Agreements [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	20	2
Gross amounts offset in the balance sheets	6	1
Net amounts presented in the balance sheets	14	1
Other Financial Instruments [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	70	70
Net amounts presented in the balance sheets	70	70
Other Invested Assets [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	90	72
Gross amounts offset in the balance sheets	6	1
Net amounts presented in the balance sheets	$ 84	$ 71